SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Category	Estimated useful life
Store operating equipment	5 years
Office equipment and others	3-5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Mechanical equipment	10 years
Office buildings	40-50 years

Schedule of revenue recognition

	For the year ended December 31,
	2021		2022		2023		2023
	RMB	%	RMB	%	RMB	%	US$	%

	(in thousands, except for percentages)
Net revenues:
Revenues from product sales	6,659,218	83.6	10,223,720	76.9	18,677,390	75.0	2,630,655	75.0
Freshly brewed drinks	5,909,655	74.2	9,079,349	68.3	16,877,880	67.8	2,377,200	67.8
Other products	395,573	5.0	686,837	5.2	1,241,868	5.0	174,913	5.0
Others	353,990	4.4	457,534	3.4	557,642	2.2	78,542	2.2
Revenues from partnership stores	1,306,105	16.4	3,069,262	23.1	6,225,776	25.0	876,882	25.0
Total net revenues	7,965,323	100.0	13,292,982	100.0	24,903,166	100.0	3,507,537	100.0